FLEXIBLE PREMIUM VARIABLE ANNUITY - I

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 17, 2006

to the

Prospectus dated May 1, 2006

Effective January 2, 2007, the following subaccounts are closed to new investment:

American Century Large Company Value

BlackRock Large Cap Value

Jennison Growth

Legg Mason Partners All Cap

MFS International Equity

Templeton Transamerica Global

Transamerica Science and Technology

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS New Discovery Series

MFS Total Return Series

(the “Subaccounts”). “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to that subaccount after December 31, 2006.

If you have any amount in the Subaccounts on January 2, 2007, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccounts into other subaccounts;

•	withdraw amounts from the Subaccounts; and

•	maintain your current investment in the Subaccounts.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the Subaccounts, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccounts. If at any time you transfer or withdraw all of your policy value from the Subaccounts, then you can no longer invest in the Subaccounts.

Effective January 2, 2007, the following initial class subaccounts are will be closed to new policies:

Asset Allocation – Conservative Portfolio – Initial Class

Asset Allocation – Growth Portfolio – Initial Class

Asset Allocation – Moderate Portfolio – Initial Class

Asset Allocation – Moderate Growth Portfolio – Initial Class

International Moderate Growth Fund – Initial Class

Transamerica Balanced – Initial Class

Transamerica Money Market – Initial Class

This Prospectus Supplement must be accompanied

by the Prospectus for the

Flexible Premium Variable Annuity - I dated May 1, 2006

(the “Initial Class Subaccounts”). Closed to new policies means the Initial Class Subaccounts will not be available to anyone who purchases a policy after December 31, 2006.

As of January 1, 2007, new policy holders may only invest in the service class of those subaccounts. The service class has a Rule 12b-1 Plan (and higher expenses) than the initial class.

As always, the availability of any subaccount as an investment option, including the Subaccounts and the Initial Class Subaccounts, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

2